Employee Benefit Obligations - Summary of Equity Based Payment Plans (Details)	12 Months Ended
Dec. 31, 2020 EquityInstrument
EMI Approved Share Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of first grant	November 1, 2011
Number granted	5,505,600
Contractual life	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service
Unapproved Share Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of first grant	July 1, 2011
Number granted	11,332,835
Contractual life	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service
LTIP 2015 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of first grant	September 9, 2015
Number granted	38,174,980
Contractual life	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service with certain awards having non-market conditions
LTIP 2018 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of first grant	September 20, 2018
Number granted	36,736,590
Contractual life	10 years
Vesting conditions	Varying tranches of options and Restricted Stock Units (RSU) vesting upon defined years of service